Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

NOTE 4 — INVESTMENTS

The Company's most significant investments in nonconsolidated affiliates are listed below:

Alessi

The Company owns a 36.75% interest in Alessi, an Italian outdoor advertising company.

Buspak

The Company owns a 50% interest in Buspak, an outdoor advertising company in Hong Kong.

Summarized Financial Information

The following table summarizes the Company's investments in nonconsolidated affiliates:

(In thousands)
	Alessi	Buspak	All Others	Total
Balance as of December 31, 2009	$9,041	$9,532	$4,781	$23,354
Equity in net earnings (loss)	(8,453)	439	(1,922)	(9,936)
Other, net	-	(2,231)	3,042	811
Foreign currency translation adjustments	(588)	(21)	175	(434)
Balance as of December 31, 2010	$-	$7,719	$6,076	$13,795
Equity in net earnings (loss)	-	1,884	4,145	6,029
Dispositions of investments, net	-	-	(6,316)	(6,316)
Other, net	-	(1,701)	(929)	(2,630)
Foreign currency translation adjustments	-	9	281	290
Balance as of December 31, 2011	$-	$7,911	$3,257	$11,168

The investments in the table above are not consolidated, but are accounted for under the equity method of accounting, whereby the Company records its investments in these entities in the balance sheet as “Other assets.” The Company's interests in their operations are recorded in the statement of operations as “Equity in earnings (loss) of nonconsolidated affiliates.”

Other Investments

Other investments of $3.3 million and $8.2 million at December 31, 2011 and 2010, respectively, primarily represent marketable equity securities.

(In thousands)	December 31, 2011				December 31, 2010
Investments	Cost	Gross Unrealized Losses	Gross Unrealized Gains	Fair Value	Cost	Gross Unrealized Losses	Gross Unrealized Gains	Fair Value
Available-for sale	$3,188	$-	$74	$3,262	$8,016	$-	$82	$8,098
Other cost investments	$70	$-	$-	$70	$77	$-	$-	$77

The Company's available-for-sale security, Independent News & Media PLC (“INM”), was in an unrealized loss position for extended periods of time throughout 2009 through 2011. As a result, the Company considered the guidance in ASC 320-10-S99 and reviewed the length of the time and the extent to which the market value was less than cost and the financial condition and near-term prospects of the issuer. After this assessment, the Company concluded that the impairment was other than temporary and recorded a non-cash impairment charge of $4.8 million, $6.5 million and $11.3 million in “Loss on marketable securities” for the years ended December 31, 2011, 2010 and 2009, respectively.

Other cost investments include various investments in companies for which there is no readily determinable market value.